QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Balance Sheet (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,285,587			$ 989	$ 1,012	$ 2,969	$ 41,493	$ 327,731
Prepaid assets	0			168,350	227,768	240,972	240,972	240,972
Total Current Assets	3,285,587			169,339	228,780	243,941	282,465	568,703
Prepaid assets				0	0	46,214	105,632	165,051
Investments held in Trust Account	307,195,870			300,330,651	297,884,582	293,682,625	293,286,629	293,257,098
TOTAL ASSETS	310,481,457			300,499,990	298,113,362	293,972,780	293,674,726	293,990,852
Current liabilities
Accrued expenses	43,674,679			18,054,912	10,895,164	6,581,280	3,462,561	1,027,926
Note payable – Sponsor	2,875,000			2,875,000	2,875,000	0	0	0
Income taxes payable	3,666,968			979,475	357,259	33,614	0	0
Franchise tax payable	632,500			400,000	350,000	300,000	250,000	200,000
Working capital loans					581,700	451,700	300,000
Advances – related parties	34,585			525,835	410,278	143,514	82,544	22,394
Total Current Liabilities	53,755,765			23,460,922	15,469,401	710,108	4,095,105	1,250,320
Deferred underwriter fee payable	10,062,500			10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
TOTAL LIABILITIES	63,818,265			33,523,422	25,531,901	17,572,608	14,157,605	11,312,820
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.001 par value, 200,000,000 shares authorized; 28,750,000 shares outstanding, at redemption value ($10.34, $10.20 and $10.20 per share)	306,128,902			298,951,176				293,250,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0			0	0	0	0	0
Accumulated deficit	(59,466,556)			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(10,572,814)
Total Stockholders' Deficit	(59,465,710)	$ (44,209,745)	$ (32,865,687)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(10,571,968)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	310,481,457			300,499,990	298,113,362	293,972,780	293,674,726	293,990,852
Common Class B [Member]
Stockholders' Deficit
Common Stock	719			719	719	719	719	719
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption, $0.001 par value, 200,000,000 shares authorized; 28,750,000 shares outstanding, at redemption value ($10.34, $10.20 and $10.20 per share)					297,177,323	293,349,011	293,250,000
Stockholders' Deficit
Common Stock				127				$ 127
Class A Common Stock Not Subject to Redemption
Stockholders' Deficit
Common Stock	$ 127			$ 127	$ 127	$ 127	$ 127